CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Expenses
Consulting, management and professional fees	$ 1,131,874	$ 887,058	$ 898,831
Employee benefits	930,463	1,097,977	555,150
Office and sundry	190,962	232,011	128,323
Share-based payments	377,402	782,815	289,665
Travel and promotion	206,184	277,448	240,320
Depreciation	151,357	175,075	185,348
Interest and bank expenses	10,233	22,267	11,781
Interest on lease obligation	2,365	9,320	21,393
Fair value gain on government loan	0	0	(5,206)
Gain on derivative instruments	0	0	(31,888)
Impairment of exploration and evaluation assets	0	452,251	0
Foreign exchange loss (gain)	108,094	(44,084)	49,927
Loss before other items	(3,108,934)	(3,892,138)	(2,343,644)
Interest and other income	180,192	168,354	100,084
Loss and comprehensive loss for the year	$ (2,928,742)	$ (3,723,784)	$ (2,243,560)
Loss per share, basic | $ / shares	$ (0.02)	$ (0.03)	$ (0.02)
Loss per share, diluted | $ / shares	$ (0.02)	$ (0.03)	$ (0.02)
Weighted average number of shares - basic | shares	143,673,147	127,374,340	105,203,090
Weighted average number of shares - diluted | shares	143,673,147	127,374,340	105,203,090